Financial assets designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Reverse repurchase agreements	£ 12,546	£ 13,454	£ 28,187
Other financial assets		1,205
Financial assets designated at fair value	116,281	78,608	£ 76,830
Financial assets designated at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	11,037	10,519
Debt securities	15	70
Equity securities	4,670	4,558
Reverse repurchase agreements	100,040	63,162
Customers' assets held under investment contracts	0	37
Other financial assets	519	262
Financial assets designated at fair value	£ 116,281	£ 78,608